Liabilities due to customers (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Liabilities due to customers
Structured products	$ 44,797	$ 71,370	$ 13,826
Fund investment	16,133
Accrued interest	421	153	41
Liabilities due to customers	$ 61,351	$ 71,523	$ 13,867